Convertible Bond Payable - Related Party (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 01, 2011
Convertible Debt [Line Items]
Convertible bonds, amount borrowed			$ 1,500,000	$ 1,500,000
Convertible bonds, stated percentage				6.00%
Convertible bonds and related accrued interest, intial rate of conversion into common shares				$ 9.58
Convertible bonds, after conversion estimated fairvalue		1,003,557
Interest expense for the accertion of discount on note		502,465	461,279
Accrued interest			97,497
Remaining discounts on bond			502,465
Bond, related accrued interest and derivative liability, converted into shares			234,683
Convertible bonds, conversion description	The assumptions used to determine the initial fair value of the conversion feature of the convertible bond were expected volatility of 65%, expected life of two years to eleven months, risk free interest rates of .41%, and no dividend yield.
Convertible Debt [Member]
Convertible Debt [Line Items]
Common shares issued upon conversion of bond payable-related party and derivative liability at 9.00 per shares, December 2013, Value		1,500,000
Accrued Interest [Member]
Convertible Debt [Line Items]
Common shares issued upon conversion of bond payable-related party and derivative liability at 9.00 per shares, December 2013, Value		179,612
Derivative Liability [Member]
Convertible Debt [Line Items]
Common shares issued upon conversion of bond payable-related party and derivative liability at 9.00 per shares, December 2013, Value		673,736
Parent Company [Member]
Convertible Debt [Line Items]
Common shares issued upon conversion of bond payable-related party and derivative liability at 9.00 per shares, December 2013, Shares		174,578
Common Stock [Member]
Convertible Debt [Line Items]
Common shares issued upon conversion of bond payable-related party and derivative liability at 9.00 per shares, December 2013, Shares		261,665
Common shares issued upon conversion of bond payable-related party and derivative liability at 9.00 per shares, December 2013, Value		$ 26